Intangible assets - Allocation of goodwill (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about intangible assets
Goodwill	$ 1,035	$ 966
Europe
Disclosure of detailed information about intangible assets
Goodwill	596	527
Americas
Disclosure of detailed information about intangible assets
Goodwill	$ 439	$ 439